COMMITMENTS AND CONTINGENCIES (Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Future minimum rental payments, operating leases:
2014	$ 635
2015	517
2016	502
Total	1,654
Rental, lease, and maintenance expenses	$ 941	$ 1,056	$ 968